Financial Instruments and Risk Management (Currency Contracts) (Details) - Dec. 31, 2024 - Currency risk $ in Millions, $ in Millions	CAD ($) $ / $ $ / $	MXN ($) $ / $ $ / $
Collars | 2024
Disclosure of detailed information about hedged items [line items]
Notional amount | $		$ 1,260.0
Collars | 2024 | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	1904.00%	1904.00%
Collars | 2024 | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	2258.00%	2258.00%
Collars | 2025
Disclosure of detailed information about hedged items [line items]
Notional amount | $	$ 603.0
Collars | 2025 | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	135.00%	135.00%
Collars | 2025 | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	142.00%	142.00%
Bought Puts | 2024
Disclosure of detailed information about hedged items [line items]
Notional amount | $	$ 24.0
Bought Puts | 2024 | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	141.00%	141.00%
Bought Puts | 2024 | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument	0.00%	0.00%